Bank loan	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Bank loan

10. Bank loan

On January 24, 2022, the Company entered into a definitive credit agreement with the Bank of Montreal providing for a $10,000 secured revolving credit facility (the “Facility”), that includes an accordion feature providing for an additional $15,000 of availability (the "Accordion"), subject to certain conditions. The Facility, secured against certain assets of the Company, is available for general corporate purposes, acquisitions, and investments subject to certain limitations. Amounts drawn on the Facility bear interest at a rate determined by reference to the U.S. dollar Base Rate plus a margin of 3.00% per annum or Adjusted Term SOFR plus a margin of 4.00% per annum, as applicable, and the undrawn portion is subject to a standby fee of 0.90% per annum. The Adjusted Term SOFR shall mean on any day the Term SOFR Reference Rate as published by the Term SOFR Administrator for the tenor comparable to the applicable interest period, plus certain credit spread adjustments.

10. Bank loan (continued)

On September 14, 2022, the Company and Bank of Montreal agreed to extend the maturity date of the Facility from March 31, 2023 to March 31, 2025 with the exercise of the Accordion subject to certain additional conditions and the satisfaction of financial covenants. On February 10, 2023, the Company amended and restated the credit agreement (the “Amended Facility”) with the Bank of Montreal and National Bank of Canada to expand its existing Facility to $20,000, with an accordion feature providing for an additional $15,000 of availability, subject to certain additional conditions. Subsequently, on February 17, 2023, the Company made an additional drawdown of $10,287 from the Amended Facility to settle the principal amount, all accrued and unpaid interest of the Facility.

On August 30, 2023, the Company expanded the Amended Facility to $25,000 with an accordion feature providing for an additional $10,000 of availability, subject to certain additional conditions, and on August 24, 2023 made an additional drawdown of $7,500 (the "Additional Drawdown") from the Amended Facility to acquire Cozamin. On December 15, 2023, the Company settled the principal amount, all accrued and unpaid interest of the Additional Drawdown resulting in total drawn balance of $10,287 as at December 31, 2023.

The following outlines the movement of the bank loan from September 30, 2021 to December 31, 2023:

($)
Balance at September 30, 2021	—
Draw-down	10,000
Less: transaction costs and fees	(597)
Gain on loan modification	(316)
Interest expense	617
Interest paid	(342)
Balance at September 30, 2022	9,362
Interest expense	279
Interest paid	(193)
Balance at December 31, 2022	9,448
Additional draw-down	17,787
Repayment	(17,500)
Less: transaction costs and fees	(418)
Modification adjustment	249
Interest expense	1,584
Interest paid	(1,119)
Balance at December 31, 2023	10,031